Annual Operating Expenses {- Fidelity® Municipal Income 2025 Fund} - 06.30 Fidelity Defined Maturity Funds Retail Combo PRO-09 - Fidelity® Municipal Income 2025 Fund - Fidelity Municipal Income 2025 Fund
Aug. 28, 2021
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%